CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 43	$ 81
Trade receivables and other (Note 5)	812	662
Inventory (Note 6)	376	221
Derivative financial instruments (Note 25)	14	25
Current assets	1,245	989
Non-current assets
Property, plant and equipment (Note 7)	18,193	18,549
Intangible assets and goodwill (Note 8)	6,238	6,340
Investments in equity accounted investees (Note 9)	4,622	4,377
Right-of-use assets (Note 13)	581	651
Finance lease receivable (Note 13)	211	138
Deferred tax assets (Note 11)	257	322
Derivative financial instruments and other assets (Note 28)	109	50
Non-current assets	30,211	30,427
Total assets	31,456	31,416
Current liabilities
Trade payables and other (Note 12)	1,063	780
Loans and borrowings (Note 14)	1,000	600
Dividends payable	115	115
Lease liabilities	88	99
Contract liabilities (Note 17)	71	62
Taxes payable	0	56
Derivative financial instruments (Note 25)	53	69
Current liabilities	2,390	1,781
Non-current liabilities
Loans and borrowings (Note 14)	9,645	10,276
Subordinated hybrid notes (Note 14)	594	0
Lease liabilities	635	675
Decommissioning provision (Note 15)	412	348
Contract liabilities (Note 17)	220	230
Deferred tax liabilities (Note 11)	3,011	2,925
Other liabilities	186	166
Non-current liabilities	14,703	14,620
Total liabilities	17,093	16,401
Equity
Attributable to shareholders	14,303	14,955
Attributable to non-controlling interest	60	60
Total equity	14,363	15,015
Total liabilities and equity	$ 31,456	$ 31,416